Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents.
Cash and cash equivalent

	December 31,
	2018		2017		2016

Cash	Ps.	1,456,207	Ps.	602,074	Ps.	1,052,860
Cash equivalents:
Bank notes		630,537		1,269,090		932,638
Commercial paper		217,074		139,870		124,361
Money market investment funds		655,084		321,973		895,933
	Ps.	2,958,902	Ps.	2,333,007	Ps.	3,005,792